Policyholder Account Balances (Schedule of Policyholder Account Balances) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 114,435	$ 110,227
Ul and Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	37,694	38,200	$ 38,185
Variable Annuities [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	22,184	19,148	12,145
Fixed Annuity [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	23,365	22,552	23,168
Retirement Plan Services Segment [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	25,138	23,579	$ 22,916
Other Operations [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	6,054	6,748
Reinsurance Agreement [Member] | Other Operations [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 5,700	$ 6,300